Provisions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Accretion charged to earnings as finance expense	$ 7,470	$ 8,260
Reclamation expenditures	(5,997)	(2,462)
Provision accrued for labour claims	248,152	241,953	$ 195,384
Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Inflated and undiscounted estimate of future cash flows	413,000	330,600
Accretion charged to earnings as finance expense	7,470	8,260
Reclamation expenditures	(5,997)	(2,462)
Provision accrued for labour claims	242,861	235,110	188,455
Litigation [member]
Disclosure of other provisions [line items]
Accretion charged to earnings as finance expense	0	0
Reclamation expenditures	0	0
Provision accrued for labour claims	$ 5,291	$ 6,843	$ 6,929
Bottom of range [member] | Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Inflation rate (percent)	1.00%	0.00%
Discount rate (percent)	1.00%	0.00%
Top of range [member] | Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Inflation rate (percent)	5.00%	4.00%
Discount rate (percent)	9.00%	8.00%